Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Depreciable Lives Over Which Premises And Equipment Are Depreciated
Buildings	5 to 50 Years
Equipment, furniture and fixtures	3 to 20 Years
Leasehold improvements	1 to 10 Years

Activity In Goodwill And Other Intangible Assets

		Core Deposit
(In thousands)	Goodwill	Intangibles	Total
December 31, 2008	$72,334	$13,211	$85,545
Amortization	—	(3,746)	(3,746)
December 31, 2009	$72,334	$9,465	$81,799
Amortization	—	(3,422)	(3,422)
December 31, 2010	$72,334	$6,043	$78,377
Amortization	—	(3,534)	(3,534)
December 31, 2011	$72,334	$2,509	$74,843

Expected Core Deposit Intangibles Amortization Expense
(In thousands)
2012	$2,172
2013	337
2014	-
2015	-
2016	-
Total	$2,509

Net Cash Provided By Operating Activities

December 31,
(In thousands)	2011	2010	2009
Interest paid on deposits and other borrowings	$59,552	$74,680	$96,204
Income taxes paid	17,700	24,600	30,660

Non-Cash Items Included In Cash Provided By Operating Activities

December 31,
(In thousands)	2011	2010	2009
Transfers to OREO	$36,209	$35,507	$35,902